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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700



                                                     November 2, 2005


VIA EDGAR
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

        Re:     New England Life Insurance Company and
                New England Variable Annuity Separate Account
                File No. 333-51676 - (American Forerunner Series)
                Rule 497(j) Certification
                -------------------------------------------------

Commissioners:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 1, 2005 to the Prospectus dated May 1, 2005 (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement to the Prospectus contained in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on October 25, 2005.

If you have any questions, please contact me at (617) 578-3514.

                                             Sincerely,

                                             /s/ Michele H. Abate
                                             Michele H. Abate
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company